Expense Example - Highland Socially Responsible Equity Fund	Jan. 31, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 748
Expense Example, with Redemption, 3 Years	1,112
Expense Example, with Redemption, 5 Years	1,499
Expense Example, with Redemption, 10 Years	2,579
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	360
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,365
Expense Example, with Redemption, 10 Years	2,905
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	$ 1,867